Consolidated Statements of Changes in Stockholders' Equity (Audited) - USD ($)	Common Stock	Additional Paid-in Capital	Share Subscriptions Received in Advance	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance, Beginning at Dec. 31, 2023	$ 8,155	$ 10,467,687		$ (7,896,023)	$ (320,441)	$ (629)	$ 2,258,749
Balance, Beginning (in Shares) at Dec. 31, 2023	81,551,838
Share subscriptions received in advance			318,600				318,600
Net loss for the year				(143,577)		(18,391)	(161,968)
Foreign currency translation					48,571		48,571
Balance, Ending at Dec. 31, 2024	$ 8,155	10,467,687	318,600	(8,039,600)	(271,870)	(19,020)	2,463,952
Balance, Ending (in Shares) at Dec. 31, 2024	81,551,838
New issuance of shares on January 20, 2025	$ 37	327,563					327,600
New issuance of shares on January 20, 2025 (in Shares)	364,000
Share subscriptions received in advance			(318,600)				(318,600)
Net loss for the year				(85,333)		(34,940)	(120,273)
Foreign currency translation					213,487		213,487
Balance, Ending at Dec. 31, 2025	$ 8,192	$ 10,795,250		$ (8,124,933)	$ (58,383)	$ (53,960)	$ 2,566,166
Balance, Ending (in Shares) at Dec. 31, 2025	81,915,838